Schedule of Investments (unaudited) January 31, 2020	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.7%
Alabama Federal Aid Highway Finance Authority RB, 5.00%, 09/01/28 (Call 09/01/27)	$65	$83,120
City of Huntsville AL GOL, Series B, 5.00%, 05/01/28 (Call 11/01/27)	75	96,463
State of Alabama GO 4.00%, 11/01/28 (Call 02/01/26)	20	23,283
Series A, 5.00%, 11/01/32 (Call 11/01/28)	70	90,647
University of Alabama (The) RB, Series C, 5.00%, 07/01/28	200	260,090

		553,603

Arizona — 1.5%
City of Mesa AZ Utility System Revenue RB, 5.00%, 07/01/29 (Call 07/01/28)	50	65,005
City of Phoenix Civic Improvement Corp. RB 5.00%, 07/01/28 (Call 07/01/26)	100	124,011
Series D, 5.00%, 07/01/28 (Call 07/01/27)	15	18,983
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/28 (Call 07/01/27)	25	31,698
Salt River Project Agricultural Improvement & Power District RB 5.00%, 01/01/29 (Call 01/01/28)	55	71,082
Series A, 5.00%, 01/01/28 (Call 01/01/27)	150	189,174

		499,953

California — 9.1%
Beverly Hills Unified School District CA GO, 0.00%, 08/01/28(a)	35	30,952
California State Public Works Board RB 5.00%, 09/01/28 (Call 09/01/27)	25	32,032
5.00%, 10/01/28 (Call 10/01/27)	50	64,192
Series B, 5.00%, 05/01/28	100	130,748
Series C, 5.00%, 11/01/28 (Call 11/01/26)	25	31,325
California State University RB, Series A, 5.00%, 11/01/30 (Call 11/01/28)	35	46,487
Coast Community College District GO, Series D, 5.00%, 08/01/28 (Call 08/01/27)	25	32,446
Long Beach Unified School District GO, 5.00%, 08/01/28 (Call 08/01/26)	45	56,633
Los Angeles Department of Water & Power System Revenue RB, Series A, 5.00%, 07/01/32 (Call 01/01/28)	35	45,285
Los Angeles Department of Water RB, Series A, 5.00%, 07/01/28 (Call 01/01/26)	35	43,357
Los Angeles Unified School District/CA GO
Series B1, 5.00%, 07/01/28 (Call 01/01/28)	165	214,945
Series M1, 5.00%, 07/01/28 (Call 01/01/28)	100	130,270
Metropolitan Water District of Southern California RB, 5.00%, 09/01/28	30	40,049
Napa Valley Community College District GO, Series B, 0.00%, 08/01/28 (NPFGC)(a)	100	87,693
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/28 (NPFGC)(a)	270	239,784
Poway Unified School District GO, Series A, 0.00%, 08/01/28(a)	50	44,032
San Francisco Bay Area Rapid Transit District GO, Series A, 5.00%, 08/01/28 (Call 08/01/27)	50	65,061
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, 4.00%, 07/01/28 (Call 07/01/26)	50	59,363
San Jose Evergreen Community College District GO, Series B, 0.00%, 09/01/28 (AGM)(a)	50	44,336
San Jose Unified School District GO, Series C, 0.00%, 08/01/28 (NPFGC)(a)	110	97,525
San Marcos Unified School District GO, 0.00%, 08/01/28(a)	80	70,036

Security	Par (000)	Value

California (continued)
San Mateo County Community College District GO, Series B, 5.00%, 09/01/28	$70	$93,926
State of California GO 5.00%, 04/01/28	125	163,684
5.00%, 08/01/28	100	131,985
5.00%, 09/01/28 (Call 09/01/26)	75	94,223
5.00%, 10/01/28	250	331,240
5.00%, 08/01/29 (Call 08/01/28)	135	177,595
Series C, 5.00%, 08/01/28 (Call 08/01/26)	250	313,192
William S Hart Union High School District GO, 0.00%, 09/01/28(a) .	150	131,319

		3,043,715

Colorado — 0.3%
Board of Governors of Colorado State University System RB
Series C, 5.00%, 03/01/28	15	19,348
Series C, 5.00%, 03/01/29 (Call 03/01/28)	50	64,286
Denver City & County School District No. 1 GO, 5.00%, 12/01/28 (Call 12/01/26) (SAW)	20	25,099

		108,733

Connecticut — 2.3%
State of Connecticut GO
Series C, 5.00%, 06/15/28	35	45,116
Series E, 5.00%, 09/15/28	50	64,796
Series E, 5.00%, 09/15/30 (Call 09/15/28)	100	127,716
Series E, 5.00%, 09/15/31 (Call 09/15/28)	150	190,498
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/28	70	88,873
Series A, 5.00%, 09/01/28 (Call 09/01/26)	110	135,668
Series A, 5.00%, 01/01/29 (Call 01/01/28)	40	50,590
Series B, 5.00%, 09/01/28 (Call 09/01/26)	50	61,668

		764,925

Delaware — 0.4%
State of Delaware GO
Series A, 2.13%, 03/01/28 (Call 03/01/26)	15	15,865
Series A, 5.00%, 02/01/32 (Call 02/01/28)	100	128,428

		144,293

District of Columbia — 0.7%
District of Columbia GO
Series A, 5.00%, 06/01/28	50	65,734
Series D, 5.00%, 06/01/28 (Call 12/01/26)	60	75,553
Series D, 5.00%, 06/01/28 (Call 06/01/27)	35	44,712
District of Columbia Water & Sewer Authority RB, 5.00%, 10/01/28 (Call 04/01/27)	25	31,651

		217,650

Florida — 6.0%
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/28 (Call 10/01/26)	10	12,380
County of Miami-Dade FL GO, Series D, 5.00%, 07/01/28 (Call 07/01/26)	25	31,020
County of Miami-Dade FL Water & Sewer System Revenue RB, Series B, 5.00%, 10/01/28 (Call 10/01/27)	150	191,691
Florida Department of Environmental Protection RB, Series A, 5.00%, 07/01/28	60	78,083
Florida’s Turnpike Enterprise RB, Series A, 5.00%, 07/01/28	40	52,166
Hillsborough County School Board COP, 5.00%, 07/01/28 (Call 07/01/26)	250	308,808
Orange County School Board COP, Series C, 5.00%, 08/01/28	100	130,099
Palm Beach County School District COP, Series B, 5.00%, 08/01/28	110	143,521

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Florida (continued)
School District of Broward County/FL GO, 5.00%, 07/01/30 (Call 07/01/28)	$50	$64,572
State of Florida Department of Transportation RB 5.00%, 07/01/31 (Call 07/01/28)	25	32,297
5.00%, 07/01/32 (Call 07/01/28)	190	244,623
State of Florida GO 5.00%, 06/01/30 (Call 06/01/28)	110	142,820
Series A, 4.00%, 07/01/32 (Call 07/01/28)	350	415,880
Series B, 5.00%, 06/01/28 (Call 06/01/27)	125	159,484

		2,007,444

Georgia — 2.2%
City of Atlanta GA Water & Wastewater Revenue RB, 5.00%, 11/01/28 (Call 11/01/27)	50	64,192
Forsyth County School District GO, 5.00%, 02/01/30 (Call 02/01/28)	250	322,480
State of Georgia GO
Series A, 5.00%, 07/01/31 (Call 07/01/28)	100	129,836
Series E, 5.00%, 12/01/28 (Call 12/01/26)	185	233,413

		749,921

Hawaii — 2.5%
City & County Honolulu HI Wastewater System Revenue RB, Series A, 4.00%, 07/01/28	100	122,527
City & County of Honolulu HI GO 5.00%, 09/01/28 (Call 09/01/27)	30	38,363
Series A, 5.00%, 09/01/28	15	19,678
Series C, 4.00%, 08/01/28	250	306,070
County of Maui HI GO, 5.00%, 09/01/28	35	45,916
State of Hawaii GO
5.00%, 01/01/29 (Call 01/01/28)	100	128,542
5.00%, 01/01/32 (Call 01/01/28)	105	133,492
Series FT, 5.00%, 01/01/31 (Call 01/01/28)	30	38,263

		832,851

Illinois — 1.7%
Chicago O’Hare International Airport RB, Series C, 5.00%, 01/01/28 (Call 01/01/26)	75	90,978
Illinois Finance Authority RB, 5.00%, 12/01/28	75	98,352
State of Illinois GO
Series A, 5.00%, 05/01/29 (Call 05/01/28)	150	181,381
Series D, 5.00%, 11/01/28 (Call 11/01/27)	150	179,552

		550,263

Indiana — 1.1%
City of Indianapolis Department of Public Utilities Water System Revenue RB, Series A, 5.00%, 10/01/28	20	26,306
Indiana Finance Authority RB
Series C, 5.00%, 06/01/28 (Call 12/01/26)	85	106,970
Series R, 5.00%, 02/01/28	40	51,884
Indianapolis Local Public Improvement Bond Bank RB, Series E, 5.00%, 01/01/28 (Call 01/01/26)	160	197,162

		382,322

Iowa — 0.5%
Iowa Finance Authority RB, Series A, 5.00%, 08/01/31 (Call 08/01/28)	120	155,772
State of Iowa RB, Series A, 5.00%, 06/01/28 (Call 06/01/26)	20	24,789

		180,561

Kansas — 0.1%
State of Kansas Department of Transportation RB, Series A, 5.00%, 09/01/28 (Call 09/01/27)	30	38,488

Security	Par (000)	Value
Louisiana — 0.8%
State of Louisiana GO, Series B, 5.00%, 08/01/28 (Call 08/01/26)	$50	$61,858
State of Louisiana RB, Series A, 5.00%, 09/01/29 (Call 09/01/28)	160	209,635

		271,493

Maine — 0.5%
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/28 (Call 09/01/26)	80	98,611
Series A, 5.00%, 11/01/28	20	26,122
State of Maine GO, Series D, 5.00%, 06/01/28	40	52,253

		176,986

Maryland — 4.9%
City of Baltimore MD GO, 5.00%, 10/15/28	30	39,406
County of Howard MD GO, Series A, 5.00%, 08/15/28	60	79,148
County of Montgomery MD GO, Series A, 5.00%, 11/01/28	265	351,268
County of Prince George’s MD GOL
Series A, 4.00%, 07/15/32 (Call 07/15/28)	200	240,228
Series A, 5.00%, 07/15/31 (Call 07/15/28)	100	129,768
State of Maryland Department of Transportation RB 4.00%, 05/01/30 (Call 05/01/28)	45	54,138
5.00%, 09/01/28 (Call 09/01/27)	110	141,216
5.00%, 10/01/28 (Call 10/01/26)	60	75,020
State of Maryland GO
Second Series, 5.00%, 08/01/29 (Call 08/01/28)	125	163,966
Series A, 5.00%, 03/15/29 (Call 03/15/28)	125	162,636
Series A, 5.00%, 03/15/30 (Call 03/15/28)	100	129,426
Washington Suburban Sanitary Commission GO, 5.00%, 06/01/30 (Call 06/01/28)	65	84,513

		1,650,733

Massachusetts — 3.0%
Commonwealth of Massachusetts GOL
Series B, 5.00%, 07/01/28	45	58,982
Series B, 5.00%, 01/01/30 (Call 01/01/28)	85	108,633
Series B, 5.25%, 08/01/28	100	133,341
Series C, 5.00%, 05/01/28	100	130,564
Massachusetts Bay Transportation Authority RB, Series A, 5.25%, 07/01/28	250	332,912
Massachusetts Department of Transportation RB, Series A, 0.00%, 01/01/28 (NPFGC)(a)	50	43,844
Massachusetts Health & Educational Facilities Authority RB, 5.25%, 07/01/28	50	66,820
Massachusetts Water Resources Authority RB, Series B, 5.00%, 08/01/28 (Call 08/01/26)	100	125,134

		1,000,230

Michigan — 0.6%
Great Lakes Water Authority Water Supply System Revenue RB, Series C, 5.00%, 07/01/28 (Call 07/01/26)	35	42,701
Michigan Finance Authority RB 5.00%, 10/01/28	45	59,492
5.00%, 10/01/30 (Call 10/01/28)	50	65,231
Series B, 5.00%, 10/01/28 (Call 10/01/26)	15	18,679

		186,103

Minnesota — 1.9%
Metropolitan Council GO, Series C, 4.00%, 03/01/28 (Call 03/01/27)	25	29,866
Minneapolis-St Paul Metropolitan Airports Commission RB, 5.00%, 01/01/28 (Call 01/01/27)	65	81,728
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/28 (Call 03/01/26)	100	122,989
State of Minnesota GO
Series A, 5.00%, 10/01/28 (Call 10/01/27)	50	64,446

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
Series A, 5.00%, 08/01/29 (Call 08/01/28)	$70	$92,020
Series A, 5.00%, 08/01/32 (Call 08/01/28)	200	259,274

		650,323

Mississippi — 0.6%
State of Mississippi GO, Series A, 5.00%, 10/01/28 (Call 10/01/27)	150	192,576

Missouri — 0.4%
City of Kansas City MO Sanitary Sewer System Revenue RB, 5.00%, 01/01/29 (Call 01/01/28)	105	134,878

Nebraska — 0.8%
Omaha Public Power District RB, Series A, 5.00%, 02/01/28 (Call 02/01/26)	85	104,141
University of Nebraska Facilities Corp. RB, 5.00%, 07/15/30 (Call 07/15/28)	125	162,019

		266,160

Nevada — 3.1%
Clark County School District GOL, Series C, 5.00%, 06/15/28 (Call 12/15/27)	145	184,040
County of Clark NV GOL
5.00%, 12/01/30 (Call 12/01/28)	100	130,031
5.00%, 12/01/31 (Call 12/01/28)	100	129,448
County of Clark NV RB, Series B, 5.00%, 07/01/28	250	324,417
County of Washoe NV RB, 5.00%, 02/01/28	30	38,517
State of Nevada GOL, Series A, 5.00%, 04/01/28	40	52,052
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/28 (Call 06/01/26)	100	123,278
5.00%, 12/01/30 (Call 06/01/28)	50	64,348

		1,046,131

New Hampshire — 0.2%
State of New Hampshire GO, Series A, 5.00%, 12/01/31 (Call 12/01/28)	50	64,965

New Jersey — 1.6%
New Jersey Economic Development Authority RB, 5.00%, 06/15/28	60	73,873
New Jersey Transportation Trust Fund Authority RB, Series A, 5.00%, 06/15/28 (Call 06/15/26)	100	119,186
New Jersey Turnpike Authority RB
Series B, 5.00%, 01/01/32 (Call 01/01/28)	155	196,129
Series E, 5.00%, 01/01/29 (Call 01/01/28)	100	127,848

		517,036

New Mexico — 0.2%
New Mexico Finance Authority RB, Series D, 5.00%, 06/01/29 (Call 06/01/28)	50	64,664

New York — 10.2%
City of New York NY GO
Series A, 5.00%, 08/01/28 (Call 08/01/27)	25	31,988
Series A, 5.00%, 08/01/29 (Call 02/01/28)	110	141,877
Series C, 5.00%, 08/01/28 (Call 02/01/27)	65	82,001
Series C, 5.00%, 08/01/29 (Call 02/01/28)	150	193,468
Series D, 5.00%, 08/01/28 (Call 02/01/26)	200	245,204
Long Island Power Authority RB, 5.00%, 09/01/29 (Call 09/01/28)	115	148,506
Metropolitan Transportation Authority RB
Series B, 5.00%, 11/15/28	60	77,854
Series C-1, 5.00%, 11/15/29 (Call 05/15/28)	260	329,896

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/31 (Call 07/15/28) (SAW)	$100	$128,659
Series S-4A, 5.00%, 07/15/28 (SAW)	35	46,154
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	120	154,391
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A1, 5.00%, 08/01/32 (Call 08/01/28)	50	64,078
Series C-1, 5.00%, 11/01/28	25	33,089
New York City Water & Sewer System RB, 5.00%, 06/15/28 (Call 06/15/27)	25	32,070
New York State Dormitory Authority RB 5.00%, 02/15/28 (Call 08/15/27)	300	384,639
5.00%, 03/15/28 (Call 09/15/26)	30	37,700
Series A, 5.00%, 02/15/28 (Call 02/15/27)	70	88,488
Series A, 5.00%, 03/15/28	50	65,142
Series A, 5.00%, 03/15/31 (Call 03/15/28)	40	51,360
Series A, 5.00%, 03/15/32 (Call 03/15/28)	40	51,092
Series C, 5.00%, 03/15/29 (Call 03/15/28)	100	130,560
Series C, 5.00%, 03/15/31 (Call 03/15/28)	40	51,360
Series C, 5.00%, 03/15/32 (Call 03/15/28)	60	76,638
New York State Environmental Facilities Corp. RB, 5.00%, 06/15/28 (Call 06/15/27)	15	19,279
New York State Urban Development Corp. RB 5.00%, 03/15/28 (Call 03/15/26)	80	98,654
Series C-2, 5.00%, 03/15/28 (Call 09/15/27)	100	128,475
Port Authority of New York & New Jersey RB, 5.00%, 09/01/32 (Call 09/01/28)	100	129,596
Triborough Bridge & Tunnel Authority RB 5.00%, 11/15/28	130	173,239
Series B, 0.00%, 11/15/28(a)	155	134,427
Utility Debt Securitization Authority RB, Series A, 5.00%, 06/15/28 (Call 06/15/26)	70	87,536

		3,417,420

North Carolina — 1.6%
City of Charlotte NC GO, Series A, 5.00%, 06/01/28	100	131,375
County of Guilford NC GO, Series B, 5.00%, 05/01/28 (Call 05/01/27)	100	127,401
North Carolina State University at Raleigh RB, 5.00%, 10/01/28	50	66,103
State of North Carolina GO, Series A, 5.00%, 06/01/28	20	26,294
State of North Carolina RB, Series B, 5.00%, 05/01/28 (Call 05/01/27)	150	190,264

		541,437

Ohio — 4.0%
City of Columbus OH GO, 5.00%, 04/01/31 (Call 10/01/28)	400	519,984
Ohio Turnpike & Infrastructure Commission RB, Series A, 5.00%, 02/15/28 (Call 02/15/27)	25	31,410
Ohio Water Development Authority RB, 5.00%, 06/01/28 (Call 03/01/28)	50	64,922
State of Ohio GO 5.00%, 05/01/32 (Call 05/01/28)	50	64,137
Series S, 5.00%, 05/01/28 (Call 05/01/26)	260	321,903
State of Ohio RB 5.00%, 12/01/28 (Call 12/01/26)	135	168,712
Series A, 5.00%, 04/01/28	115	148,818

		1,319,886

Oklahoma — 0.3%
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/28	25	32,349

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma (continued)
Oklahoma Department of Transportation RB, 5.00%, 09/01/28	$50	$65,215

		97,564

Oregon — 1.0%
City of Portland OR GOL, Series B, 5.00%, 06/15/29 (Call 06/15/28)	100	130,443
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/28 (GTD)(a)	90	78,993
State of Oregon GO
Series A, 5.00%, 05/01/28	40	52,152
Series Q, 5.00%, 05/01/28 (Call 05/01/26)	60	74,041

		335,629

Pennsylvania — 2.7%
City of Philadelphia PA Water & Wastewater Revenue RB, Series B, 5.00%, 11/01/28 (Call 11/01/27)	100	127,197
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/28 (Call 01/01/27)	100	124,458
Second Series, 5.00%, 09/15/28 (Call 09/15/26)	250	307,915
Series 1, 5.00%, 02/01/28 (Call 02/01/26)	140	169,807
Pennsylvania Turnpike Commission RB, Series A, 5.25%, 07/15/28 (AGM)	100	132,534
Pittsburgh Water & Sewer Authority RB, 5.00%, 09/01/28 (Call 09/01/27) (AGM)	30	37,916

		899,827

Rhode Island — 0.2%
State of Rhode Island GO, 5.00%, 08/01/28 (Call 08/01/27)	50	63,976

South Carolina — 0.8%
County of Charleston SC GO, Series B, 5.00%, 11/01/28	100	132,750
South Carolina Transportation Infrastructure Bank RB, 5.00%, 10/01/29 (Call 10/01/28)	100	129,625

		262,375

Tennessee — 1.6%
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/28 (Call 05/15/27)	60	76,178
Metropolitan Government of Nashville & Davidson County TN GO 5.00%, 01/01/28 (Call 07/01/26)	170	210,815
5.00%, 07/01/32 (Call 07/01/28)	25	32,165
State of Tennessee GO, Series A, 5.00%, 02/01/32 (Call 02/01/28)	75	95,993
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/28 (Call 11/01/27)	35	45,024
Series B, 5.00%, 11/01/28 (Call 11/01/27)	45	57,888

		518,063

Texas — 14.9%
Aldine Independent School District GO, 5.00%, 02/15/28 (Call 02/15/27) (PSF)	55	68,891
Alvin Independent School District/TX GO, Series A, 5.00%, 02/15/28 (Call 02/15/26) (PSF)	70	85,714
Austin Independent School District GO 5.00%, 08/01/28 (Call 08/01/26) (PSF)	100	124,920
5.00%, 08/01/31 (Call 08/01/28) (PSF)	200	257,760
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/28 (Call 11/15/26)	25	31,245
City of Dallas TX Waterworks & Sewer System Revenue RB, 5.00%, 10/01/28 (Call 10/01/27)	150	192,322
City of Houston TX Combined Utility System Revenue RB
Series A, 0.00%, 12/01/28 (AGM)(a)	120	104,159
Series B, 5.00%, 11/15/28 (Call 11/15/27)	55	70,393

Security	Par (000)	Value

Texas (continued)
City of Lewisville TX GOL, 5.00%, 02/15/30 (Call 02/15/28)	$75	$95,900
City of San Antonio TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/28 (Call 08/01/26)	100	124,190
City of San Antonio TX GOL, 5.00%, 08/01/28 (Call 08/01/27)	55	70,011
Fort Bend Independent School District GO
Series B, 4.00%, 02/15/32 (Call 02/15/28) (PSF)	35	41,212
Series C, 5.00%, 08/15/28 (PSF)	50	65,434
Frisco Independent School District GO, 5.00%, 08/15/28 (PSF)	300	391,755
Grand Parkway Transportation Corp. RB, 5.00%, 10/01/30 (Call 04/01/28)	60	76,581
Grand Prairie Independent School District GO, Series A, 5.00%, 02/15/28 (Call 08/15/26) (PSF)	50	62,050
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/32 (Call 02/15/28)	105	132,581
Katy Independent School District GO, 5.00%, 02/15/31 (Call 02/15/28) (PSF)	100	127,623
Killeen Independent School District GO, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	65	82,999
Klein Independent School District GO, 5.00%, 08/01/28 (Call 08/01/26) (PSF)	65	80,415
Laredo Independent School District GO, 5.00%, 08/01/28 (Call 08/01/27) (PSF)	100	127,045
Leander Independent School District GO, Series A, 5.00%, 08/15/31 (Call 02/15/28) (PSF)	190	240,876
Lewisville Independent School District GO, 5.00%, 08/15/32 (Call 08/15/28) (PSF)	100	128,724
Lone Star College System GOL, 5.00%, 02/15/28 (Call 02/15/26) .	15	18,318
North Texas Municipal Water District RB, 5.00%, 06/01/28 (Call 06/01/26)	95	117,881
North Texas Tollway Authority RB
First Series, 0.00%, 01/01/28(a)	120	105,888
Series B, 5.00%, 01/01/28	150	191,862
Northside Independent School District GO, 5.00%, 08/15/28 (Call 08/15/27) (PSF)	75	95,557
Richardson Independent School District GO, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	200	256,434
Round Rock Independent School District GO, Series A, 5.00%, 08/01/28 (PSF)	125	163,916
San Antonio Independent School District/TX GO 5.00%, 08/15/29 (Call 08/15/28) (PSF)	100	129,491
5.00%, 08/15/32 (Call 08/15/28) (PSF)	200	255,970
Spring Independent School District GO, 5.00%, 08/15/32 (Call 08/15/28) (PSF)	45	57,635
State of Texas GO, 5.00%, 08/01/29 (Call 08/01/28)	150	195,489
Temple Independent School District/TX GO, 4.00%, 02/01/28 (Call 02/01/27) (PSF)	110	130,229
Texas Water Development Board RB
Series B, 5.00%, 04/15/28	100	130,245
Series B, 5.00%, 10/15/29 (Call 10/15/28)	35	45,803
Series B, 5.00%, 04/15/31 (Call 10/15/28)	25	32,290
Series B, 5.00%, 10/15/31 (Call 10/15/28)	110	141,895
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/32 (Call 08/01/28)	100	128,156

		4,979,859

Utah — 0.5%
City of Provo UT GO, 5.00%, 02/01/30 (Call 08/01/28)	100	129,780
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/28 (Call 03/01/27)	35	43,995

		173,775

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2028 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia — 5.0%
Commonwealth of Virginia GO, Series A, 5.00%, 06/01/30 (Call 06/01/28)	$195	$255,341
County of Fairfax VA GO 5.00%, 10/01/28 (Call 04/01/28) (SAW)	25	32,743
5.00%, 10/01/30 (Call 04/01/28) (SAW)	100	130,323
Virginia College Building Authority RB 5.00%, 02/01/28 (Call 02/01/27)	100	126,288
5.00%, 09/01/28 (Call 09/01/26)	80	100,042
Series B, 5.00%, 02/01/28	55	71,292
Series E, 5.00%, 02/01/29 (Call 02/01/28)	100	128,438
Virginia Commonwealth Transportation Board RB, 5.00%, 03/15/32 (Call 09/15/28)	85	110,019
Virginia Public Building Authority RB, 5.00%, 08/01/28	200	263,022
Virginia Public School Authority RB 5.00%, 03/01/28 (SAW)	20	26,083
5.00%, 08/01/28 (Call 08/01/27) (SAW)	150	192,051
Virginia Resources Authority RB
Series A, 5.00%, 11/01/28	80	105,496
Series A, 5.00%, 11/01/30 (Call 11/01/28)	100	132,430

		1,673,568

Washington — 4.4%
Auburn School District No. 408 of King & Pierce Counties GO, 5.00%, 12/01/28 (Call 12/01/27) (GTD)	30	38,514
City of Everett WA Water & Sewer Revenue RB, 5.00%, 12/01/28 (Call 12/01/26)	25	31,373
City of Seattle WA Drainage & Wastewater Revenue RB, 4.00%, 07/01/28 (Call 07/01/27)	25	29,991
City of Seattle WA Municipal Light & Power Revenue RB
Series B, 5.00%, 04/01/28 (Call 04/01/26)	35	43,071
Series C, 4.00%, 10/01/28 (Call 10/01/26)	30	35,314
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/28 (Call 01/01/27)	30	37,585
Clark County School District No. 37 Vancouver GO, 5.00%, 12/01/28 (GTD)	80	105,613
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/29 (Call 07/01/28)	110	142,603
County of Spokane WA GO, 5.00%, 12/01/28	130	171,621
Energy Northwest RB 5.00%, 07/01/28	250	326,275
Series A, 5.00%, 07/01/28 (Call 07/01/27)	25	31,840
Series C, 5.00%, 07/01/30 (Call 07/01/28)	100	129,051
King County School District No. 405 Bellevue GO, 5.00%, 12/01/28 (Call 12/01/26) (GTD)	10	12,572

Security	Par/ Shares (000)	Value

Washington (continued)
State of Washington GO
5.00%, 08/01/28 (Call 08/01/26)	$100	$124,636
5.00%, 02/01/30 (Call 02/01/28)	60	76,712
5.00%, 02/01/31 (Call 02/01/28)	65	82,712
Series C, 0.00%, 06/01/28 (NPFGC)(a)	75	66,536

		1,486,019

West Virginia — 2.3%
State of West Virginia GO
Series A, 5.00%, 06/01/28	60	78,268
Series B, 5.00%, 06/01/31 (Call 06/01/28)	235	300,245
Series B, 5.00%, 12/01/32 (Call 06/01/28)	75	95,429
West Virginia Commissioner of Highways RB, 5.00%, 09/01/28 (Call 09/01/27)	160	202,877
West Virginia State School Building Authority Lottery Revenue RB, 5.00%, 07/01/30 (Call 07/01/28)	75	96,239

		773,058

Wisconsin — 0.5%
State of Wisconsin GO
5.00%, 11/01/28 (Call 05/01/26)	50	61,914
Series 3, 5.00%, 11/01/28 (Call 05/01/27)	85	108,106

		170,020

Total Municipal Debt Obligations — 98.7% (Cost: $ 32,199,521)		33,009,476

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Liquidity Funds: MuniCash, 0.81%(b)(c)	176	175,931

Total Short-Term Investments — 0.5% (Cost: $ 175,929)		175,931

Total Investments in Securities — 99.2% (Cost: $ 32,375,450)		33,185,407

Other Assets, Less Liabilities — 0.8%		251,131

Net Assets — 100.0%		$33,436,538

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: MuniCash	59	117	176	$175,931	$588	$3	$(3)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

5

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2028 Term Muni Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$33,009,476	$—	$33,009,476
Money Market Funds	175,931	—	—	175,931

	$175,931	$33,009,476	$—	$33,185,407

Portfolio Abbreviations — Fixed Income

AGM	Assured Guaranty Municipal Corp.
COP	Certificates of Participation
GO	General Obligation
GOL	General Obligation Limited
GTD	Guaranteed
MO	Moral Obligation
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bond
SAW	State Aid Withholding

6